Other income, net (Tables)	12 Months Ended
Dec. 31, 2023
Component of Operating Income [Abstract]
Other income, net

	For the year ended December 31,
	2021	2022	2023
	(in thousands)
Government grants (Note a)	661	29,799	13,201
Interest expense and guarantee fee	(197)	(73)	(62)
Change in fair value of short-term investments	—	—	174
Others	79	—	(122)

	543	29,726	13,191